BENEFITS TO EMPLOYEES - Change referring to health plans and life insurance (Details) - Present value of the defined benefit obligations - Health and life insurance plans - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Pension Benefits
Beginning Balance	R$ 245,457	R$ 225,471
Effects of deconsolidation	(25,745)	(26,005)
Current service cost	757	5,214
Interest on actuarial obligation	20,741	14,467
Benefits paid during the year	(10,349)	(22,085)
Effect related to migration of plans		52,662
Loss on actuarial obligations arising from remeasurement	24,319	(4,267)
Actuarial losses arising from changes in demographic assumptions	38,026	146,397
Actuarial losses arising from changes in financial assumptions	(21,655)	(111,260)
Actuarial losses resulting from experience adjustments	7,948	(39,404)
Closing Balance	R$ 255,181	R$ 245,457